Average Annual Total Returns - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2024
Fidelity Advisor Convertible Securities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.67%
Past 5 years	12.06%
Past 10 years	7.04%
Fidelity Advisor Convertible Securities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.86%
Past 5 years	9.70%
Past 10 years	4.81%
Fidelity Advisor Convertible Securities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.75%
Past 5 years	9.12%
Past 10 years	4.84%
Fidelity Advisor Convertible Securities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.23%
Past 5 years	12.54%
Past 10 years	7.03%
Fidelity Advisor Convertible Securities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.94%
Past 5 years	12.30%
Past 10 years	7.00%
Fidelity Advisor Convertible Securities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.39%
Past 5 years	13.71%
Past 10 years	7.97%
Fidelity Advisor Convertible Securities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.53%
Past 5 years	13.85%
Since Inception	11.48%	[1]
ML014
Average Annual Return:
Past 1 year	12.87%
Past 5 years	11.93%
Past 10 years	8.90%

[1]	AFrom October 2, 2018.